Touchstone Strategic Income Fund Average Annual Total Returns		12 Months Ended	53 Months Ended	60 Months Ended	120 Months Ended	131 Months Ended		381 Months Ended		386 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	[1]	Dec. 31, 2025	[1]	Dec. 31, 2025
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%		(0.36%)	2.01%
Performance Inception Date
Class A
Prospectus [Line Items]
Average Annual Return, Percent		5.68%		1.74%	3.73%					[1]
Performance Inception Date	Nov. 01, 1993
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.71%		0.10%	2.10%					[1]
Performance Inception Date
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.32%		0.59%	2.14%					[1]
Performance Inception Date
Class C
Prospectus [Line Items]
Average Annual Return, Percent		7.54%		1.99%	3.49%
Performance Inception Date	Apr. 01, 1994
Class Y
Prospectus [Line Items]
Average Annual Return, Percent		9.67%		3.02%	4.45%
Performance Inception Date	Jan. 29, 2015
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		9.44%	3.28%
Performance Inception Date	Jul. 19, 2021

[1]	Since Inception returns are not shown for classes with greater than ten years of performance history.